SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of estimated useful lives of the assets
Useful life
Office equipment and furniture	5 years
Electronic equipment	5 years
Transportation vehicles	5-10 years
Leasehold improvement	Shorter of the lease term or estimated useful life

Schedule of Revenue disaggregated
	For the years ended December 31,
	2020	2019	2018
Revenue from Sino-foreign Jointly Managed Academic Programs	$2,772,679	$2,484,194	$2,410,781
Revenue from Technological Consulting Services for Smart Campus Solutions	1,995,559	2,232,588	1,820,974
Revenue from Overseas Study Consulting Services	129,485	525,878	547,521
Revenue from tailored job readiness training services	76,400	-	-
Revenue from textbook and course material sales	48,976	13,150	29,717
Total revenue	$5,023,099	$5,255,810	$4,808,993

Summary of currency exchange rates
	December 31, 2020	December 31, 2019	December 31, 2018
Year-end spot rate	US$1=RMB 6.5250	US$1=RMB 6.9680	US$1=RMB 6.8776
Average rate	US$1=RMB 6.8878	US$1=RMB 6.9088	US$1=RMB 6.6163